Document and Entity Information	Mar. 11, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2025
Entity File Number	001-40674
Entity Registrant Name	MaxCyte, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2210438
Entity Address State Or Province	MD
Entity Address, Address Line One	9713 Key West Avenue
Entity Address, Adress Line Two	Suite 400
Entity Address, City or Town	Rockville
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	944-1700
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MXCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001287098
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false